Share-Based Compensation - Restricted Stock Activity Table (Detail) - Restricted stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Shares [Roll Forward]
Non-vested at January 1, 2018 (in shares)	4,690
Granted (in shares)	2,720
Vested (in shares)	(2,300)
Forfeited (in shares)	(420)
Non-vested at December 31, 2018 (in shares)	4,690	4,690
Restricted Stock Weighted-Average Grant-Date Fair Value [Abstract]
Non-vested at January 1, 2018 (in usd per share)	$ 59.24
Granted (in usd per share)	58.30	$ 59.92	$ 52.03
Vested (in usd per share)	61.19
Forfeited (in usd per share)	58.07
Non-vested at December 31, 2018 (in usd per share)	$ 57.88	$ 59.24